Accounting Standards	12 Months Ended
Dec. 31, 2024
Accounting Standards Update and Change in Accounting Principle [Abstract]
ACCOUNTING STANDARDS
3.  ACCOUNTING STANDARDS
ACCOUNTING CHANGES
Segment Reporting
In November 2023, the FASB issued ASU
No. 2023-07,
“Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures”, which expands disclosure requirements, including enhanced disclosures of significant segment expenses. The Company adopted the amendments of this ASU retrospectively. Refer to Note 24 for further information.
Supplier Financing Programs
The Company adopted ASU
No. 2022-04
“Liabilities –Supplier Finance Programs (Subtopic
405-50):
Disclosure of Supplier Finance Program Obligations” on January 1, 2023, and subsequently adopted the annual roll-forward disclosure requirement retrospectively. Refer to Note 22 [d].
FUTURE ACCOUNTING STANDARDS
Income Tax Disclosures
In December 2023, the FASB issued ASU
No. 2023-09,
“Income Taxes (Topic 740): Improvements to Income Tax Disclosures”, which expands existing guidance to require companies to disclose, among other items, specific categories in the rate reconciliation, and income taxes paid disaggregated by jurisdiction. The amendments are effective for the Company’s December 31, 2025 annual reporting period. The Company is evaluating the impact of this amendment on the related financial statement disclosures.
Disaggregation of Income Statement Expenses
In November 2024, the FASB issued ASU
No. 2024-03,
“Income Statement—Reporting Comprehensive Income—Expense Disaggregation Disclosures (Subtopic
220-40):
Disaggregation of income statement expenses”, which requires detailed information about the types of expenses (including purchases of inventory, employee compensation, depreciation, and amortization) in commonly presented expense captions (such as cost of sales and SG&A). The ASU is effective for fiscal years beginning after December 15, 2026 and for interim periods beginning after December 15, 2027. The ASU may be applied on either a prospective or retrospective basis. The Company is evaluating the impact of this amendment on the related financial statement disclosures.